Investments Components of Net Investment Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 408.4	$ 422.0	$ 443.0
Investment expenses	(18.9)	(18.8)	(15.4)
Net investment income	389.5	403.2	427.6
Fixed maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	321.9	338.0	351.2
Fixed maturities | U.S. government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	46.2	50.2	49.8
Fixed maturities | State and local government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	50.1	48.0	51.1
Fixed maturities | Foreign government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0.4	0.2	0
Fixed maturities | Corporate debt securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	82.1	98.8	107.5
Fixed maturities | Residential mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	44.9	28.1	16.1
Fixed maturities | Commercial mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	66.0	74.8	82.2
Fixed maturities | Other asset-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	16.7	16.7	20.3
Fixed maturities | Redeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	15.5	21.2	24.2
Equity securities | Nonredeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	38.6	36.2	43.8
Equity securities | Common equities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	46.6	45.8	44.9
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 1.3	$ 2.0	$ 3.1